Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (29,803)	$ (21,649)	$ (26,044)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	40,627	43,393	46,122
Amortization of deferred financing costs	1,255	1,360	1,360
(Gain) loss on derivative instruments	(1,635)	(913)	8,277
Non-cash compensation expense	95	462	1,715
Loss on sale of assets	1,270	806	1,540
Pension and other postretirement benefit obligations	(939)	(1,859)	(1,401)
Impairment of long-lived assets	2,128	2,051	834
Goodwill impairment	216	385	0
Changes in assets and liabilities:
Accounts receivable, net	3,448	2,478	6,157
Inventory	(2)	1,714	(682)
Prepaid expenses	9,605	(4,977)	(5,378)
Other assets	(1,903)	(585)	(78)
Accounts payable	1,322	2,311	(170)
Accrued expenses	(1,789)	(1,731)	(2,227)
Accrued interest	1,789	71	(430)
Deferred revenue	(1,597)	(177)	(478)
Other long-term liabilities	(588)	(701)	(2,664)
Net cash provided by operating activities	23,499	22,439	26,453
Cash flows from investing activities:
Purchases of property, plant, and equipment	(4,687)	(3,330)	(4,780)
Proceeds from sale of publications, other assets and insurance	3,643	2,599	4,156
Net cash used in investing activities	(1,044)	(731)	(624)
Cash flows from financing activities:
Repayments under short-term debt	0	0	(8,000)
Repayments under current portion of long-term debt	(4,600)	(11,249)	(2,513)
Repayments under long-term debt	(2,540)	0	0
Purchase of treasury stock	0	0	(4)
Stock issued by non wholly owned subsidiary	0	0	7
Repurchase of subsidiary preferred stock	0	0	11,500
Net cash used in financing activities	(7,140)	(11,249)	(22,010)
Net increase in cash and cash equivalents	15,315	10,459	3,819
Cash and cash equivalents at beginning of period	19,212	8,753	4,934
Cash and cash equivalents at end of period	34,527	19,212	8,753
Supplemental disclosures on cash flow information:
Cash interest paid	55,976	58,225	59,317
Cash income taxes paid	$ 0	$ 0	$ 80